Income Taxes - Schedule of Income Taxes Paid (Net of Refunds Received) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Taxes Paid (Net of Refunds Received) [Abstract]
Federal
Foreign
State
Total